PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment is comprised of the following:

	June 30, 2022	December 31, 2021
Furniture and Fixtures	$77,154	$75,070
Computers and Software	32,325	29,196
Machinery & Equipment	116,754	108,799
Vehicles	250,093	239,093
Total cost	476,326	452,158
Accumulated depreciation	(148,371)	(104,121)
Property, plant and equipment, net	$327,955	$348,037

Depreciation expense is included in selling, general and administrative expenses in the accompanying Condensed Consolidated Statements of Loss Depreciation. For the six months ended June 30, 2022 and 2021, depreciation expense was $44,250 and $20,503, respectively.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment is comprised of the following:

	December 31, 2021	December 31, 2020
Furniture and Fixtures	$75,070	$57,879
Computers and Software	29,196	16,638
Machinery & Equipment	108,799	79,951
Vehicles	239,093	68,135
Total cost	452,158	222,603
Accumulated depreciation	(104,121)	(54,731)
Property, plant and equipment, net	$348,037	$167,872

Depreciation for the years ended December 31, 2021 and 2020, was approximately $49,390 and $34,075 respectively, and is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss. During the year ended December 31, 2021, the Company entered into a loan to purchase a vehicle for $54,763, for which the Company made a down payment of $20,000 and financed $34,763 (see Note 9).